Non-Controlling Interests, Preferred Shares, Common Shares and Common Shares in Treasury (Tables)	12 Months Ended
Dec. 31, 2011
Non-Controlling Interests, Preferred Shares, Common Shares and Common Shares in Treasury [Abstract]
Non-controlling interests

Non-controlling interests consist of the following (in millions):

	December 31,
	2011	2010
Consolidated joint venture interests primarily outside the United States	$21.6	$27.3
Shopping centers and development parcels in various states	3.2	3.4
Operating partnership units	7.4	7.4

	$32.2	$38.1

Preferred shares outstanding

The Company’s preferred shares outstanding at December 31 are as follows (in thousands):

	December 31,
	2011	2010
Class G — 8.0% cumulative redeemable preferred shares, without par value, $250 liquidation value; 750,000 shares authorized; 720,000 shares issued and outstanding at December 31, 2010	$—	$180,000
Class H — 7.375% cumulative redeemable preferred shares, without par value, $500 liquidation value; 750,000 shares authorized; 410,000 shares issued and outstanding at December 31, 2011 and 2010	205,000	205,000
Class I — 7.5% cumulative redeemable preferred shares, without par value, $500 liquidation value; 750,000 shares authorized; 340,000 shares issued and outstanding at December 31, 2011 and 2010	170,000	170,000

	$375,000	$555,000

Common shares through open market sales

The Company issued common shares through open market sales, including through the use of its continuous equity programs, for the years ended December 31, 2011, 2010 and 2009, as follows (amounts in millions, except per share):

	Number of Shares Sold	Average Price Per Share	Net Proceeds
2011	9.5	$13.71	$129.7
2010	53.0	$8.33	$441.3
2009	23.5	$8.78	$204.5

Fair value of the equity derivative instruments

The table below presents the fair value of the Company’s equity derivative instruments as well as their classification on the consolidated balance sheet as follows (in millions):

	Liability Derivatives
	December 31, 2011		December 31, 2010
Derivatives Not Designated as Hedging Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Warrants	Equity derivative liability	$—	Equity derivative liability	$96.2

Company's warrants on net income (loss)

The effect of the Company’s equity derivative instruments on net loss is as follows (in millions):

Derivatives Not Designated as Hedging Instruments		Year Ended December 31,
	Income Statement Location	2011	2010	2009
Warrants	Gain (loss) on equity derivative instruments	$21.9	$(40.1)	$(46.9)
Equity forward — issued shares	Gain (loss) on equity derivative instruments	—	—	(152.9)

		$21.9	$(40.1)	$(199.8)

Fair value hierarchy of the valuation techniques used by the Company

The following table presents information about the Company’s equity derivative instruments (in millions) which was a liability at December 31, 2010 and 2009, measured at fair value on a recurring basis as of December 31, 2010 and 2009, and indicates the fair value hierarchy of the valuation techniques used by the Company to determine such fair value (in millions).

	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
December 31, 2010
Warrants	$—	$—	$96.2	$96.2
December 31, 2009
Warrants	$—	$—	$56.1	$56.1

Reconciliation of the beginning and ending balances of equity derivative instruments

The table below presents a reconciliation of the beginning and ending balances of the equity derivative instruments that were included in Other Liabilities at December 31, 2010, having fair value measurements based on significant unobservable inputs (Level 3) (in millions):

Equity Derivative Instruments— Liability
Balance of Level 3 at January 1, 2009	$—
Initial valuation	9.2
Unrealized loss	46.9

Balance of Level 3 at December 31, 2009	$56.1
Unrealized loss	40.1

Balance of Level 3 at December 31, 2010	$96.2
Unrealized gain	(21.9)
Transfer out of liability to paid-in capital	(74.3)

Balance of Level 3 at December 31, 2011	$—